Financial Risk, Management and Objectives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of risk management strategy related to hedge accounting [line items]
Liabilities	$ 240	$ 346
Concentration Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of physical platinum bullion that constitutes total equity	23.80%	19.70%
Percentage of physical palladium bullion that constitutes total equity	75.40%	80.20%
Liquidity risk
Disclosure of risk management strategy related to hedge accounting [line items]
Number of days for advance notice required	15 days
Canada | Currency risk
Disclosure of risk management strategy related to hedge accounting [line items]
Liabilities	$ 71	$ 249
Scenario Member | Other price risk
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage increase in market value of platinum and palladium	1.00%
Percentage decrease in market value of platinum and palladium	1.00%
Increase (decrease) in equity	$ 1,300	$ 1,200
Scenario Member | Currency risk
Disclosure of risk management strategy related to hedge accounting [line items]
Percent change in the exchange rate between the Canadian and U.S. Dollars	1.00%